Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Times	Dec. 31, 2022 USD ($) Times	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [abstract]
Borrowings	$ 1,236.5	$ 1,079.3
Add: Lease liability	436.4	394.2
Less: Cash and cash equivalents	648.7	769.4	$ 524.7	$ 886.8
Net debt	1,024.2	704.1
Adjusted EBITDA	$ 2,428.3	$ 2,440.1
Net debt to adjusted EBITDA ratio | Times	0.42	0.29
Adjusted EBITDA to net finance charges ratio | Times	23.6	25.1
Reconciliation of profit for the year to adjusted EBITDA:
Profit from continuing operations	$ 745.2	$ 708.7	858.9
Mining and income taxation	465.1	442.1	424.9
Royalties	116.4	110.4	112.4
Finance expense	62.9	72.5	100.9
Investment income	(24.9)	(13.3)	(8.3)
Gain on financial instruments	0.0	(24.0)	100.4
Foreign exchange loss/(gain)	5.6	(6.7)	1.9
Depreciation and amortisation	795.3	844.3	713.2
Share-based payments	9.1	6.9	12.7
Long-term incentive plan	55.8	29.0	28.5
Restructuring costs	7.8	11.3	1.3
Silicosis settlement costs	(4.1)	(2.2)	(0.7)
Impairment of investments and assets	156.4	505.0	42.4
Profit on disposal of assets	(32.4)	(10.4)	(8.5)
Share of results of equity accounted investees, net of tax	32.6	2.9	2.6
Yamana break fee	0.0	(300.0)	0.0
Yamana transaction costs	0.0	33.0	$ 0.0
Rehabilitation expense/(income)	4.0	(8.9)
Realised gain on derivative contracts	0.0	22.2
Ghana expected credit loss	33.2	17.5
Other	0.3	(0.2)
Adjusted EBITDA	$ 2,428.3	$ 2,440.1